Going concern (Details) - USD ($)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Going Concern [Abstract]
Net Income (Loss) Attributable to Parent	$ (3,831,809)	$ (2,385,899)
Working Capital Deficit	1,132,228
Retained Earnings (Accumulated Deficit)	(62,367,631)	(58,535,822)
Net Cash Provided by (Used in) Operating Activities	(2,513,568)	(745,966)
Net Cash Provided by (Used in) Financing Activities	$ 2,954,488	$ 529,167